Organization and Description of Business (Details) - Schedule of Fincancial Statements	6 Months Ended
	Jun. 30, 2024
ReTo Eco-Solutions, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
REIT Holdings (China) Limited (“REIT Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Sunoro Holdings Limited (“Sunoro Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China	[1]
Ownership Percentage	100%	[1]
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	100%
REIT Q GREEN Machines Private Ltd (“REIT India”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Ordos, China
Ownership Percentage	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
REIT Technology Development Co., Ltd (“REIT Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Hainan REIT Mingde Investment Holding Co., Ltd. (“REIT Mingde”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Hainan Fangyuyuan United Logistics Co., Ltd. (“Hainan Fangyuyuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China	[1]
Ownership Percentage	90%	[1]
Hainan Kunneng Direct Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	51%
Hainan Yile IoT Technology Co., Ltd. (“Hainan Yile IoT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	90%
Honghe Reit Ecological Technology Co., Ltd. (“Honghe REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yunnan, China
Ownership Percentage	100%
Inner Mongolia GuoRui Daojing Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Ordos, China
Ownership Percentage	51%
Sunoro Hengda (Beijing) Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Inner Mongolia Reit Echological Environment Management Co., Ltd. (“Mongolia Reit”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Ordos, China
Ownership Percentage	100%
Senrui Bochuang (Beijing) Technology Co., LTD [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%

[1]	REIT Equipment was previously known as “Beijing REIT Ecological Engineering Technology Co., Ltd.” and Hainan Fangyuyuan was previously known as “Yangpu Fangyuyuan United Logistics Co., Ltd.”